UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-07470
EAGLE SERIES TRUST
 (Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 567-8143
SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)
Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006
Date of fiscal year end: October 31
Date of reporting period: January 31, 2016

Item 1. Schedule of Investments
Investment Portfolios
(UNAUDITED) | 01.31.2016
EAGLE INTERNATIONAL STOCK FUND
COMMON STOCKS - 95.4%	Shares	Value
Australia - 4.6%
Aristocrat Leisure Ltd.	34,934	$256,715
DEXUS Property Group	17,767	93,709
Macquarie Group Ltd.	688	35,488
Qantas Airways Ltd.*	64,006	177,988
Suncorp Group Ltd.	12,237	102,088
Treasury Wine Estates Ltd.	38,655	251,586

Austria - 0.2%
Erste Group Bank AG*	1,281	37,004

Belgium - 0.5%
AGFA-Gevaert N.V.*	15,711	67,051
Elia System Operator S.A.	869	41,909

Denmark - 1.3%
Danske Bank A/S	6,271	168,762
DFDS A/S	1,615	57,311
Novo Nordisk A/S	686	38,326

Finland - 0.6%
UPM-Kymmene OYJ	4,828	78,681
Valmet OYJ	4,871	48,426

France - 8.8%
BNP Paribas S.A.	5,506	260,828
Cap Gemini S.A.	855	78,130
Cie de Saint-Gobain S.A.	1,173	48,344
Cie Generale des Etablissements Michelin	1,808	164,949
Credit Agricole S.A.	14,274	142,440
Engie	6,052	96,562
Faurecia S.A.	1,457	52,924
Nexans S.A.*	1,834	70,231
Orange S.A.	14,887	264,327
Renault S.A.	3,520	298,681
Societe Generale S.A.	3,730	142,290
Total S.A.	3,511	155,961

Germany - 12.8%
Allianz SE	1,405	227,379
Bayer AG	1,889	212,599
Commerzbank AG*	11,028	89,618
Daimler AG	5,587	391,165
Deutsche Bank AG	3,875	69,443
Deutsche Lufthansa AG*	12,568	184,292
E.ON SE	23,267	238,411
Fresenius SE & Co. KGaA	5,409	358,928
Gerresheimer AG	1,905	135,349
GFT Technologies SE	2,099	62,860
HeidelbergCement AG	1,082	79,703
Merck KGaA	3,149	274,190
Siemens AG	2,297	220,166
Suedzucker AG	2,196	33,218

Hong Kong - 0.8%
Orient Overseas International Ltd.	9,500	35,389
Wheelock and Co. Ltd.	32,000	122,511

Israel - 3.0%
Israel Discount Bank Ltd., Class A*	53,753	88,407
Teva Pharmaceutical Industries Ltd.	6,669	409,792
Tower Semiconductor Ltd.*	8,380	106,336

Italy - 3.7%
Enel SpA	45,469	186,680
Intesa Sanpaolo SpA	84,141	239,731
Snam SpA	51,468	288,778
Unipol Gruppo Finanziario SpA	8,590	35,196

Japan - 27.1%
Bridgestone Corp.	6,500	236,808
Fuji Heavy Industries Ltd.	3,200	130,953
Fujitsu Ltd.	16,000	66,815
Heiwa Corp.	4,700	91,546
Hokkaido Electric Power Co., Inc.*	11,300	105,284
ITOCHU Corp.	19,400	228,007
Japan Display, Inc.	11,300	26,144
KDDI Corp.	9,500	240,565
Marubeni Corp.	43,600	208,534
Matsumotokiyoshi Holdings Co. Ltd.	900	42,119
Mazda Motor Corp.	17,800	323,920
MITSUBA Corp.	3,200	44,386
Mitsubishi UFJ Financial Group, Inc.	48,000	246,139
Mizuho Financial Group, Inc.	38,400	66,440
Nippon Soda Co. Ltd.	16,000	86,194
Nippon Suisan Kaisha Ltd.	63,400	331,563
Nippon Telegraph & Telephone Corp.	12,900	549,187
NTT DOCOMO, Inc.	11,300	250,614
Resona Holdings, Inc.	22,600	103,932
Sanden Holdings Corp.	16,000	43,762
Sompo Japan Nippon Nipponkoa Holdings, Inc.	9,700	287,671
Sumitomo Corp.	25,800	257,178
Sumitomo Mitsui Financial Group, Inc.	3,200	107,356
Tohoku Electric Power Co., Inc.	12,200	153,211
Topre Corp.	1,900	41,867
Toyo Tire & Rubber Co., Inc.	8,300	177,573
Toyoda Gosei Co. Ltd.	3,200	69,329
Toyota Boshoku Corp.	8,100	164,413
Toyota Motor Corp.	10,800	650,479
ZEON Corp.	16,000	107,919

Netherlands - 4.0%
Aegon N.V.	13,182	74,544
AerCap Holdings N.V.*	6,400	196,544
Heineken N.V.	2,067	179,481
Koninklijke Ahold N.V.	2,743	62,045
NN Group N.V.	8,539	289,291

New Zealand - 0.3%
Air New Zealand Ltd.	31,728	60,869

Norway - 1.1%
Orkla ASA	8,897	72,078
Telenor ASA	8,881	144,869

Singapore - 2.0%
Singapore Telecommunications Ltd.	158,200	392,281

Spain - 1.8%
Almirall S.A.	2,781	53,692
Banco de Sabadell S.A.	71,686	129,746
Banco Santander S.A.	8,583	36,782
Iberdrola S.A.	21,168	148,794

Sweden - 4.1%
Boliden AB	17,923	249,356
Meda AB, Class A	11,335	121,985
Svenska Cellulosa AB SCA, Class B	10,219	302,867
Telefonaktiebolaget LM Ericsson, Class B	13,208	117,320
Tethys Oil AB	3,455	23,761

Switzerland - 4.3%
Geberit AG	109	38,637
Lafargeholcim Ltd.	565	23,787
Novartis AG	5,732	444,078
Roche Holding AG	307	79,520
Swiss Re AG	2,470	229,923
Ypsomed Holding AG	371	51,716

United Kingdom - 14.4%
AstraZeneca PLC	1,808	116,419
Aviva PLC	20,813	143,543
BAE Systems PLC	27,417	202,773
Barclays PLC	62,811	168,075
Barratt Developments PLC	7,702	66,066
Bellway PLC	2,217	88,033
Bovis Homes Group PLC	2,318	31,061
BP PLC	26,012	140,471
British American Tobacco PLC	4,682	260,899
Britvic PLC	6,039	62,347
BT Group PLC	30,986	215,652
GlaxoSmithKline PLC	2,000	41,201
HSBC Holdings PLC	43,483	306,667
Imperial Tobacco Group PLC	8,493	459,861
Investec PLC	11,012	70,060
Lloyds Banking Group PLC	248,983	233,263
Royal Dutch Shell PLC, Class B	2,997	65,299
Taylor Wimpey PLC	81,751	225,417
Total common stocks (cost $19,969,453)		19,181,833

EXCHANGE TRADED FUNDS - 2.0%
iShares MSCI EAFE ETF	7,100	393,908
Total exchange traded funds (cost $394,704)		393,908

MONEY MARKET FUNDS - 5.7%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.18%#	1,142,200	1,142,200
Total money market funds (cost $1,142,200)		1,142,200

Total investment portfolio (cost $21,506,357) 103.1%‡		20,717,941
Liabilities in excess of other assets - (3.1)%		(623,081)
Total net assets 100.0%		$20,094,860

* Non-income producing security
# Annualized seven-day yield as of January 31, 2016
‡ As of January 31, 2016, aggregate cost for federal income tax purposes was $21,533,769, Net unrealized appreciation (depreciation) on a tax-basis was $(815,828), including aggregate gross unrealized appreciation and depreciation of $1,468,426 and $(2,284,254), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector Allocation
Sector		Percent of net assets
Financials		21.6%
Consumer discretionary		17.7%
Health care		12.0%
Consumer staples		10.2%
Telecommunication services		10.2%
Industrials		10.1%
Utilities		6.3%
Money market funds		5.7%
Materials		3.1%
Information technology		2.3%
Exchange traded funds		2.0%
Energy		1.9%

Industry Allocation
Industry	Value	Percent of net assets
Banks	$2,567,480	12.8%
Automobiles	1,795,198	8.9%
Pharmaceuticals	1,791,801	8.9%
Diversified telecommunication services	1,566,315	7.8%
Insurance	1,389,634	6.9%
Money market funds	1,142,200	5.7%
Auto components	996,011	5.0%
Trading companies & distributors	890,262	4.4%
Tobacco	720,760	3.6%
Electric utilities	635,879	3.2%
Beverages	493,415	2.5%
Wireless telecommunication services	491,179	2.4%
Food products	436,859	2.2%
Airlines	423,149	2.1%
Household durables	410,576	2.0%
Exchange traded funds	393,908	2.0%
Oil, gas & consumable fuels	385,492	1.9%
Health care providers & services	358,928	1.8%
Multi-utilities	334,974	1.7%
Household products	302,867	1.5%
Gas utilities	288,779	1.4%
Hotels restaurants & leisure	256,715	1.3%
Metals & mining	249,356	1.2%
Industrial conglomerates	220,166	1.1%
IT services	207,805	1.0%
Aerospace & defense	202,773	1.0%

Chemicals	194,113	1.0%
Capital markets	174,991	0.9%
Life sciences tools & services	135,349	0.7%
Real estate management & development	122,511	0.6%
Communications equipment	117,320	0.6%
Semiconductors & semiconductor equipment	106,336	0.5%
Food & staples retailing	104,164	0.5%
Construction materials	103,490	0.5%
Electronic equipment, instruments & components	96,375	0.5%
Real estate investment trusts (REITs)	93,709	0.5%
Marine	92,701	0.5%
Leisure products	91,546	0.5%
Building products	86,981	0.4%
Paper & forest products	78,681	0.4%
Health care technology	67,051	0.3%
Health care equipment & supplies	51,716	0.2%
Machinery	48,426	0.2%
Total investment portfolio	20,717,941	103.1%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC

Investment Portfolios
(UNAUDITED) | 01.31.2016
EAGLE INVESTMENT GRADE BOND FUND
CORPORATE BONDS - 45.4%	Principal Amount (in thousands)	Value
Aerospace & defense - 0.7%
Lockheed Martin Corp., 1.85%, 11/23/18	$100	$100,672
Rolls-Royce PLC, 144A, 2.38%, 10/14/20 (a)	200	199,751

Airlines - 0.6%
Southwest Airlines Co., 2.75%, 11/06/19	250	254,939

Auto manufacturers - 0.6%
Hyundai Capital America, 144A, 2.40%, 10/30/18 (a)	250	250,566

Banks - 6.7%
BB&T Corp., 2.45%, 01/15/20	250	253,351
Capital One NA, 2.40%, 09/05/19	250	250,006
Citigroup, Inc., 2.55%, 04/08/19	250	250,764
Citizens Bank NA, 2.45%, 12/04/19	250	249,278
First Tennessee Bank NA, 2.95%, 12/01/19	250	249,285
KeyBank NA, 1.70%, 06/01/18	250	249,127
Manufacturer And Traders Trust Co., 2.30%, 01/30/19	250	251,957
National Australia Bank Ltd., 144A, 2.25%, 07/01/19 (a)	250	250,907
PNC Bank NA, 2.30%, 06/01/20	250	251,492
Royal Bank Of Canada, 2.10%, 10/14/20	250	250,857
The Huntington National Bank, 2.40%, 04/01/20	250	247,213
U.S. Bancorp, 2.35%, 01/29/21	250	251,591

Beverages - 0.9%
Anheuser Busch Inbev Finance, Inc., 3.65%, 02/01/26	250	253,256
PepsiCo, Inc., 2.15%, 10/14/20	150	150,904

Biotechnology - 0.7%
Biogen, Inc., 2.90%, 09/15/20	150	151,067
Celgene Corp., 3.95%, 10/15/20	135	141,883

Capital markets - 0.7%
Legg Mason, Inc., 2.70%, 07/15/19	59	59,663
State Street Corp., 2.55%, 08/18/20	250	254,690

Chemicals - 1.6%
Ecolab, Inc., 2.00%, 01/14/19	250	250,363
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 04/01/20	440	456,994

Diversified financial services - 1.7%
Intercontinental Exchange, Inc., 2.75%, 12/01/20	250	253,452
McGraw Hill Financial, Inc., 2.50%, 08/15/18	250	252,307
Moody's Corp., 2.75%, 07/15/19	250	255,137

Electric - 1.7%
Berkshire Hathaway Energy Co., 2.40%, 02/01/20	250	251,381
Exelon Generation Co. LLC, 5.20%, 10/01/19	250	266,965
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	250	250,691

Electric utilities - 0.6%
The Southern Co., 2.15%, 09/01/19	250	248,216

Electronic equipment, instruments & components - 0.6%
Amphenol Corp., 3.13%, 09/15/21	250	252,966

Electronics - 0.6%
Tyco Electronics Group S.A., 2.38%, 12/17/18	250	250,697

Food - 0.6%
Kraft Heinz Foods Co., 144A, 2.80%, 07/02/20 (a)	250	251,710

Food & staples retailing - 0.6%
The Kroger Co., 2.00%, 01/15/19	250	251,437

Food products - 1.1%
Ingredion, Inc., 1.80%, 09/25/17	250	249,460
The J.M. Smucker Co., 2.50%, 03/15/20	250	251,416

Gas - 0.6%
Dominion Gas Holdings LLC, 2.50%, 12/15/19	250	252,494

Health care equipment & supplies - 1.6%
CareFusion Corp., 6.38%, 08/01/19	103	115,729
Edwards Lifesciences Corp., 2.88%, 10/15/18	250	254,635
St. Jude Medical, Inc., 2.80%, 09/15/20	100	101,105
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20	250	249,853

Health care products - 0.6%
Medtronic, Inc., 3.15%, 03/15/22	250	258,437

Health care providers & services - 1.7%
Aetna, Inc., 3.95%, 09/01/20	250	267,997
Owens & Minor, Inc., 3.88%, 09/15/21	500	512,950

Health care services - 1.2%
Roche Holdings, Inc., 144A 2.88%, 09/29/21 (a)	500	517,186

Hotels, restaurants & leisure - 0.6%
McDonald's Corp., 2.10%, 12/07/18	250	252,112

Household durables - 0.3%
Newell Rubbermaid, Inc., 2.15%, 10/15/18	150	146,168

Insurance - 4.7%
ACE INA Holdings, Inc., 2.30%, 11/03/20	250	250,730
Assurant, Inc., 2.50%, 03/15/18	500	502,216
Jackson National Life Global Funding, 144A, 1.88%, 10/15/18 (a)	250	250,268
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	500	503,182
New York Life Global Funding, 144A, 1.55%, 11/02/18 (a)	250	248,905
TIAA Asset Management Finance Co. LLC, 144A, 4.13%, 11/01/24 (a)	335	342,911

Internet software & services - 0.6%
Tencent Holdings Ltd., 144A, 2.88%, 02/11/20 (a)	250	250,965

IT services - 2.2%
Automatic Data Processing, Inc., 3.38%, 09/15/25	250	259,379
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	250	262,988
Fidelity National Information Services, Inc., 2.85%, 10/15/18	250	252,307
Visa, Inc., 3.15%, 12/14/25	250	253,724

Media - 1.8%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 10/01/19	250	277,677
Sky PLC, 144A, 9.50%, 11/15/18 (a)	205	242,104
The Interpublic Group of Cos., Inc., 4.20%, 04/15/24	291	290,698

Multi-utilities - 0.8%
CenterPoint Energy, Inc., 6.50%, 05/01/18	100	109,382
PG&E Corp., 2.40%, 03/01/19	250	251,337

Oil & gas services - 0.5%
Schlumberger Holdings Corp., 144A, 3.00%, 12/21/20 (a)	250	245,039

Oil, gas & consumable fuels - 1.1%
Enable Midstream Partners LP, 2.40%, 05/15/19	250	195,000
Kinder Morgan Energy Partners LP, 2.65%, 02/01/19	250	232,341
ONEOK Partners LP, 3.80%, 03/15/20	100	92,000

Pharmaceuticals - 1.1%
Bayer US Finance LLC, 144A, 3.00%, 10/08/21 (a)	500	512,764

Professional services - 0.2%
The Dun & Bradstreet Corp., 4.00%, 06/15/20	100	102,517

Real estate investment trusts (REITs) - 0.4%
American Tower Corp., 3.30%, 02/15/21	100	100,483
Simon Property Group LP, 2.50%, 07/15/21	100	100,586

Road & rail - 0.3%
Ryder System, Inc., 2.65%, 03/02/20	150	147,234

Semiconductors & semiconductor equipment - 1.2%
Intel Corp., 3.70%, 07/29/25	250	263,420
KLA-Tencor Corp., 3.38%, 11/01/19	250	253,564

Software - 1.7%
Intuit, Inc., 5.75%, 03/15/17	250	261,564
Microsoft Corp., 3.63%, 12/15/23	250	268,960
Oracle Corp., 2.50%, 10/15/22	250	246,579

Specialty retail - 0.6%
AutoNation, Inc., 6.75%, 04/15/18	250	271,340

Technology hardware, storage & peripherals - 1.1%
Hewlett Packard Enterprise Co., 144A, 2.45%, 10/05/17 (a)	250	250,430
NetApp, Inc., 3.38%, 06/15/21	250	250,121

Trading companies & distributors - 0.5%
Air Lease Corp., 2.63%, 09/04/18	250	245,625
Total corporate bonds (cost $20,266,239)		20,333,417

MORTGAGE AND ASSET-BACKED SECURITIES - 27.1%
Asset-backed securities - 4.5%
Ford Credit Auto Owner Trust, Series 2012-C, Class D, 2.43%, 01/15/19	1,000	1,006,073
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000	1,002,328

Federal agency mortgage-backed obligations - 22.6%
Fannie Mae Pool,
Series 0323, Class AS, 2.50%, 08/01/23	484	498,805
Series 0798, Class AK, 3.50%, 01/01/27	469	496,510
Series 0957, Class MA, 3.00%, 01/01/22	667	695,679
Series 1212, Class MA, 2.50%, 10/01/22	761	783,271
Series 1895, Class MA, 2.50%, 05/01/24	426	438,733
Series 1935, Class MA, 3.00%, 06/01/24	401	418,634
Series 2020, Class MA, 2.50%, 09/01/24	418	430,600
Series 2126, Class MA, 3.50%, 12/01/24	597	632,121
Series 2154, Class MA, 3.00%, 01/01/25	482	503,530
Series 2185, Class MA, 3.00%, 02/01/25	419	437,608
Series 2233, Class MA, 2.50%, 04/01/25	440	453,500
Series 2239, Class MA, 3.00%, 04/01/25	867	906,936
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	474	513,119
Series 18509, Class G, 3.50%, 04/01/29	539	569,491
Series 18513, Class G, 3.50%, 05/01/29	316	333,908
Series 18519, Class G, 3.50%, 07/01/29	983	1,038,281
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	374	398,721
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	533	559,799
Total mortgage and asset-backed securities (cost $12,072,247)		12,117,647

FOREIGN GOVERNMENT BONDS - 0.3%
Province of Alberta Canada, 144A, 1.75%, 08/26/20 (a)	150	150,243
Total foreign government bonds (cost $149,308)		150,243

U.S. TREASURIES - 16.4%
U.S. Treasury Notes,
1.63%, 07/31/20	1,000	1,015,000
1.75%, 09/30/22	750	755,508
2.13%, 09/30/21	1,100	1,138,156
2.75%, 11/15/23	1,750	1,878,789
2.75%, 02/15/24	1,100	1,179,406
3.63%, 02/15/21	1,250	1,385,547
Total U.S. Treasuries (Cost $7,152,879)		7,352,406

U.S. GOVERNMENT AGENCY SECURITIES - 4.5%
Federal Farm Credit Banks, 1.15%, 10/10/17	1,000	1,005,335
Private Export Funding Corp., Series CC, 2.25%, 12/15/17	1,000	1,022,700
Total U.S. Government Agencies (Cost $2,005,038)		2,028,035

SUPRANATIONAL BANKS - 3.4%
Inter-American Development Bank,
1.75%, 10/15/19	1,000	1,014,420
1.88%, 06/16/20	500	509,328
Total supranational banks (cost $1,495,090)		1,523,748

MONEY MARKET FUNDS - 6.6%	Shares	Value
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.18%#	2,974,357	2,974,357
Total money market funds (cost $2,974,357)		2,974,357

Total investment portfolio (cost $46,115,158) 103.7% ‡		46,479,853
Liabilities in excess of other assets - (3.7)%		(1,666,074)
Total net assets- 100.0%		$44,813,779

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At January 31, 2016, these securities aggregated $4,466,931 or 10.0% of the net assets of the Fund.

#Annualized seven-day yield as of January 31, 2016.
‡ As of January 31, 2016, aggregate cost for federal income tax purposes was $46,115,158, Net unrealized appreciation (depreciation) on a tax-basis was $364,695, including aggregate gross unrealized appreciation and depreciation of $490,030 and $(125,335), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

Investment Portfolios
(UNAUDITED) | 01.31.2016
EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 97.1%	Shares	Value
Aerospace & defense - 1.0%
Hexcel Corp.	292,464	$12,102,160

Airlines - 2.5%
Delta Air Lines, Inc.	410,503	18,181,178
Southwest Airlines Co.	293,333	11,035,187

Automobiles - 0.1%
Ferrari N.V.*	21,428	852,192

Banks - 1.2%
Signature Bank*	97,315	13,559,872

Beverages - 6.0%
Constellation Brands, Inc., Class A	245,051	37,365,377
Monster Beverage Corp.*	246,809	33,326,619

Biotechnology - 1.2%
BioMarin Pharmaceutical, Inc.*	109,691	8,119,328
Vertex Pharmaceuticals, Inc.*	63,028	5,719,791

Building products - 3.6%
A.O. Smith Corp.	163,974	11,453,584
Allegion PLC	96,834	5,864,267
Fortune Brands Home & Security, Inc.	246,603	11,982,440
Owens Corning	264,492	12,216,885

Capital markets - 2.5%
Ameriprise Financial, Inc.	199,195	18,057,027
TD Ameritrade Holding Corp.	404,804	11,164,494

Chemicals - 1.7%
Huntsman Corp.	570,755	4,925,616
The Sherwin-Williams Co.	58,293	14,903,771

Commercial services & supplies - 2.5%
Waste Connections, Inc.	493,921	29,620,442

Communications equipment - 1.5%
Palo Alto Networks, Inc.*	114,600	17,131,554

Construction materials - 1.4%
Martin Marietta Materials, Inc.	128,489	16,135,649

Diversified financial services - 1.7%
FactSet Research Systems, Inc.	55,839	8,414,938
Voya Financial, Inc.	392,428	12,000,448

Electrical equipment - 2.6%
Acuity Brands, Inc.	97,241	19,684,495
Sensata Technologies Holding N.V.*	281,974	10,348,446

Electronic equipment, instruments & components - 2.1%
Amphenol Corp., Class A	225,639	11,184,925
IPG Photonics Corp.*	165,713	13,394,582

Food products - 1.5%
The WhiteWave Foods Co.*	464,868	17,548,767

Health care equipment & supplies - 4.8%
Align Technology, Inc.*	118,553	7,841,095
DexCom, Inc.*	106,120	7,564,234
Edwards Lifesciences Corp.*	182,740	14,292,095
Intuitive Surgical, Inc.*	19,441	10,514,665
Sirona Dental Systems, Inc.*	149,023	15,839,655

Health care providers & services - 6.9%
Acadia Healthcare Co., Inc.*	156,269	9,537,097
AmerisourceBergen Corp.	130,951	11,727,971
Centene Corp.*	344,180	21,359,811
Cigna Corp.	63,518	8,486,005
Envision Healthcare Holdings, Inc.*	406,013	8,972,887
Universal Health Services, Inc., Class B	89,436	10,074,071
VCA, Inc.*	195,143	10,004,982

Health care technology - 0.6%
Cerner Corp.*	114,826	6,661,056

Hotels, restaurants & leisure - 4.7%
Chipotle Mexican Grill, Inc.*	23,345	10,574,585
Dominos Pizza, Inc.	78,150	8,903,629
Royal Caribbean Cruises Ltd.	297,316	24,368,019
Starwood Hotels & Resorts Worldwide, Inc.	182,715	11,372,182

Household durables - 3.0%
Harman International Industries, Inc.	308,949	22,982,716
Lennar Corp., Class A	295,821	12,468,855

Household products - 1.8%
Church & Dwight Co., Inc.	256,646	21,558,264

Internet & catalog retail - 2.6%
Liberty Interactive Corp., Class A*	833,840	21,729,870
TripAdvisor, Inc.*	125,148	8,354,881

Internet software & services - 1.9%
CoStar Group, Inc.*	36,155	6,340,502
LinkedIn Corp., Class A*	55,072	10,899,300
Twitter, Inc.*	318,817	5,356,126

IT services - 2.9%
FleetCor Technologies, Inc.*	48,295	5,932,558
Gartner, Inc.*	138,445	12,167,931
Sabre Corp.	630,967	16,159,065

Leisure products - 0.8%
Brunswick Corp.	237,644	9,470,113

Life sciences tools & services - 0.9%
Quintiles Transnational Holdings, Inc. *	181,585	11,045,816

Machinery - 1.4%
The Middleby Corp.*	93,406	8,440,166
WABCO Holdings, Inc.*	92,093	8,256,138

Media - 2.7%
Lions Gate Entertainment Corp.	262,083	6,853,471
Sirius XM Holdings, Inc.*	6,514,532	24,103,768

Multiline retail - 0.7%
Macy's, Inc.	195,312	7,892,558

Oil, gas & consumable fuels - 2.5%
Diamondback Energy, Inc.*	237,640	17,953,702
RSP Permian, Inc.*	492,899	11,607,771

Pharmaceuticals - 0.6%
Mylan N.V.*	126,143	6,646,475

Professional services - 2.1%
IHS, Inc., Class A*	124,707	13,046,846
Verisk Analytics, Inc.*	159,434	11,638,682

Real estate investment trusts (REITs) - 2.1%
Brixmor Property Group, Inc.	325,845	8,673,994
Crown Castle International Corp.	179,302	15,455,832

Road & rail - 0.6%
Old Dominion Freight Line, Inc.*	129,111	7,079,156

Semiconductors & semiconductor equipment - 3.3%
Atmel Corp.	1,465,661	11,813,228
Cavium, Inc.*	94,555	5,462,442
Microchip Technology, Inc.	283,280	12,693,777
Skyworks Solutions, Inc.	116,610	8,036,761

Software - 6.5%
ANSYS, Inc.*	182,041	16,054,196
Autodesk, Inc.*	204,031	9,552,731
Cadence Design Systems, Inc.*	474,592	9,283,020
Mobileye N.V.*	211,646	5,741,956
ServiceNow, Inc.*	203,163	12,638,770
Splunk, Inc.*	188,270	8,715,018
Synopsys, Inc.*	199,772	8,570,219
Tableau Software, Inc., Class A*	72,113	5,786,347

Specialty retail - 7.1%
American Eagle Outfitters, Inc.	415,801	6,087,327
AutoZone, Inc.*	17,675	13,563,618
O'Reilly Automotive, Inc.*	60,492	15,782,363
Sally Beauty Holdings, Inc.*	553,872	15,264,712
Tractor Supply Co.	225,140	19,882,114
Ulta Salon, Cosmetics & Fragrance, Inc.*	67,302	12,193,103

Trading companies & distributors - 1.8%
AerCap Holdings N.V.*	277,997	8,537,288
HD Supply Holdings, Inc.*	492,484	12,937,555

Wireless telecommunication services - 1.7%
SBA Communications Corp., Class A*	203,975	20,250,638

Total common stocks (cost $1,030,333,575)		1,135,349,812

MONEY MARKET FUNDS - 3.0%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.18%#	34,927,626	34,927,626
Total money market funds (cost $34,927,626)		34,927,626

Total investment portfolio (cost $1,065,261,201) 100.1%‡		1,170,277,438
Liabilities in excess of other assets (0.1)%		(1,252,240)
Total net assets 100.0%		$1,169,025,198

* Non-income producing security
# Annualized seven-day yield as of January 31, 2016
‡ As of January 31, 2016, aggregate cost for federal income tax purposes was $1,068,460,584. Net unrealized appreciation (depreciation) on a tax-basis was $101,816,854, including aggregate gross unrealized appreciation and depreciation of $173,284,591 and $(71,467,737), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector		Percent of net assets
Consumer discretionary		21.6%
Information technology		18.2%
Industrials		18.2%
Health care		14.9%
Consumer staples		9.4%
Financials		7.5%
Materials		3.1%
Money market funds		3.0%
Energy		2.5%
Telecommunication services		1.7%

Investment Portfolios
(UNAUDITED) | 01.31.2016
EAGLE MID CAP STOCK FUND
COMMON STOCKS - 96.6%	Shares	Value
Aerospace & defense - 0.6%
B/E Aerospace, Inc.	37,653	$1,523,064

Auto components - 1.3%
BorgWarner, Inc.	59,309	1,741,312
Delphi Automotive PLC	23,591	1,532,000

Banks - 5.2%
East West Bancorp, Inc.	103,507	3,355,697
First Republic Bank	48,557	3,301,876
Signature Bank*	34,746	4,841,508
SVB Financial Group*	22,660	2,295,911

Beverages - 2.5%
Constellation Brands, Inc., Class A	43,388	6,615,802

Capital markets - 3.0%
Affiliated Managers Group, Inc.*	19,571	2,626,233
Invesco Ltd.	97,512	2,918,534
Lazard Ltd., Class A	66,859	2,406,255

Chemicals - 1.9%
Albemarle Corp.	47,213	2,485,292
The Sherwin-Williams Co.	9,725	2,486,391

Commercial services & supplies - 2.8%
Stericycle, Inc.*	35,299	4,248,234
Waste Connections, Inc.	53,872	3,230,704

Communications equipment - 0.7%
F5 Networks, Inc.*	20,669	1,938,339

Construction & engineering - 1.0%
Quanta Services, Inc.*	145,786	2,726,198

Consumer finance - 1.3%
Discover Financial Services	75,474	3,455,954

Containers & packaging - 2.5%
Berry Plastics Group, Inc.*	105,181	3,271,129
Crown Holdings, Inc.*	72,245	3,314,601

Distributors - 2.2%
LKQ Corp.*	216,865	5,942,101

Electrical equipment - 2.7%
Acuity Brands, Inc.	9,957	2,015,595
AMETEK, Inc.	86,277	4,059,333
Sensata Technologies Holding N.V.*	31,208	1,145,334

Electronic equipment, instruments & components - 3.8%
Amphenol Corp., Class A	80,604	3,995,540
Cognex Corp.	63,504	2,048,004
FLIR Systems, Inc.	133,080	3,891,259

Energy equipment & services - 1.4%
Core Laboratories N.V.	14,198	1,397,083
FMC Technologies, Inc.*	54,946	1,381,892
Weatherford International PLC*	149,614	1,008,398

Food products - 2.2%
The Hain Celestial Group, Inc.*	57,882	2,105,747
The WhiteWave Foods Co.*	101,466	3,830,342

Health care equipment & supplies - 8.3%
Align Technology, Inc.*	25,119	1,661,371
DENTSPLY International, Inc.	37,836	2,228,162
Edwards Lifesciences Corp.*	27,233	2,129,893
Sirona Dental Systems, Inc.*	19,356	2,057,349
St. Jude Medical, Inc.	46,870	2,477,548
STERIS PLC	42,798	2,963,334
Teleflex, Inc.	21,825	2,961,434
The Cooper Companies, Inc.	22,773	2,986,679
Varian Medical Systems, Inc.*	32,276	2,489,448

Health care providers & services - 2.2%
Acadia Healthcare Co., Inc.*	26,997	1,647,627
Centene Corp.*	36,112	2,241,111
MEDNAX, Inc.*	25,554	1,774,981

Hotels, restaurants & leisure - 2.6%
Chipotle Mexican Grill, Inc.*	3,611	1,635,675
Panera Bread Co., Class A*	9,318	1,807,692
Wyndham Worldwide Corp.	52,680	3,418,932

Household durables - 0.7%
Mohawk Industries, Inc.*	11,765	1,957,814

Household products - 2.2%
Church & Dwight Co., Inc.	44,924	3,773,616
Spectrum Brands Holdings, Inc.	20,962	1,992,228

Industrial conglomerates - 1.1%
Roper Technologies, Inc.	16,957	2,978,836

Insurance - 3.2%
Arch Capital Group Ltd.*	31,423	2,122,624
Arthur J Gallagher & Co.	85,980	3,236,287
Reinsurance Group of America, Inc.	36,454	3,070,520

IT services - 3.4%
Amdocs Ltd.	85,751	4,694,010
Fiserv, Inc.*	47,079	4,451,790

Life sciences tools & services - 1.1%
Agilent Technologies, Inc.	77,102	2,902,890

Machinery - 2.8%
IDEX Corp.	32,884	2,384,419
The Middleby Corp.*	32,478	2,934,712
Wabtec Corp.	35,074	2,242,982

Media - 0.9%
Omnicom Group, Inc.	34,230	2,510,771

Metals & mining - 1.2%
Steel Dynamics, Inc.	180,111	3,305,037

Multiline retail - 1.1%
Dollar Tree, Inc.*	37,266	3,030,471

Multi-utilities - 0.9%
CMS Energy Corp.	62,535	2,431,361

Oil, gas & consumable fuels - 2.7%
Cimarex Energy Co.	27,685	2,574,705
Concho Resources, Inc.*	26,178	2,490,313
Range Resources Corp.	72,758	2,150,727

Pharmaceuticals - 2.9%
Endo International PLC*	24,148	1,339,490
Perrigo Co. PLC	21,894	3,165,434
Zoetis, Inc.	77,067	3,317,734

Real estate investment trusts (REITs) - 4.7%
Boston Properties, Inc.	24,785	2,880,265
Brixmor Property Group, Inc.	143,609	3,822,871
Essex Property Trust, Inc.	16,763	3,572,363
Hudson Pacific Properties, Inc.	88,743	2,254,960

Road & rail - 1.9%
Genesee & Wyoming, Inc., Class A*	40,456	2,005,808
J.B. Hunt Transport Services, Inc.	40,338	2,932,573

Semiconductors & semiconductor equipment - 3.1%
Microchip Technology, Inc.	92,871	4,161,549
Skyworks Solutions, Inc.	57,427	3,957,869

Software - 7.4%
ANSYS, Inc.*	56,068	4,944,637
NICE- Systems Ltd., Sponsored ADR	102,972	6,232,895
Nuance Communications, Inc.*	148,331	2,615,076
Qlik Technologies, Inc.*	165,407	4,141,791
The Ultimate Software Group, Inc.*	10,160	1,784,401

Specialty retail - 3.1%
Tractor Supply Co.	53,505	4,725,027
Ulta Salon, Cosmetics & Fragrance, Inc.*	19,989	3,621,407

Textiles, apparel & luxury goods - 3.2%
Hanesbrands, Inc.	204,231	6,243,342
PVH Corp.	32,636	2,394,830

Trading companies & distributors - 0.8%
Fastenal Co.	51,070	2,071,399
Total common stocks (cost $229,404,093)		257,038,732

MONEY MARKET FUNDS - 3.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.18%#	9,472,663	9,472,663
Total money market funds (cost $9,472,663)		9,472,663

Total investment portfolio (cost $238,876,756) 100.2% ‡		266,511,395
Liabilities in excess of other assets (0.2)%		(517,150)
Total net assets 100.0%		$265,994,245

* Non-income producing security
# Annualized seven-day yield as of January 31, 2016.
‡ As of January 31, 2016, aggregate cost for federal income tax purposes was $240,276,862, Net unrealized appreciation (depreciation) on a tax-basis was $26,234,533, including aggregate gross unrealized appreciation and depreciation of $45,744,117 and $(19,509,584), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR - American depository receipt

Sector allocation
Sector	Percent of net assets
Information technology	18.4%
Financials	17.4%
Consumer discretionary	15.2%
Health care	14.4%
Industrials	13.7%
Consumer staples	6.9%
Materials	5.6%
Energy	4.1%
Money market funds	3.6%
Utilities	0.9%

Investment Portfolios
(UNAUDITED) | 01.31.2016
EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 97.8%	Shares	Value
Aerospace & defense - 1.3%
Hexcel Corp.	1,056,896	$43,734,357

Airlines - 2.1%
JetBlue Airways Corp.*	3,518,043	74,969,496

Banks - 1.4%
Synovus Financial Corp.	1,174,871	35,868,812
UMB Financial Corp.	290,427	13,621,026

Biotechnology - 8.2%
ACADIA Pharmaceuticals, Inc.*	612,273	12,667,928
Acceleron Pharma, Inc.*	477,271	14,652,220
Acorda Therapeutics, Inc.*	1,003,504	36,949,017
Aimmune Therapeutics, Inc.*	864,958	11,832,625
Akebia Therapeutics, Inc.*	1,918,651	14,063,712
Alder Biopharmaceuticals, Inc.*	665,919	16,101,921
Anacor Pharmaceuticals, Inc.*	504,207	37,881,072
Atara Biotherapeutics, Inc.*	841,151	15,224,833
Enanta Pharmaceuticals, Inc.*	578,973	14,879,606
Lexicon Pharmaceuticals, Inc.*	734,554	7,485,105
Neurocrine Biosciences, Inc.*	551,582	23,469,814
Novavax, Inc.*	1,568,390	8,077,209
Ophthotech Corp.*	551,756	29,899,658
Portola Pharmaceuticals, Inc.*	418,209	13,813,443
Sage Therapeutics, Inc.*	519,696	17,451,392
Ultragenyx Pharmaceutical, Inc.*	209,045	11,737,877

Building products - 1.0%
Builders FirstSource, Inc.*	1,700,000	13,651,000
Trex Co., Inc.*	550,000	20,658,000

Capital markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	420,829	13,171,948
Stifel Financial Corp.*	1,070,993	35,835,426

Chemicals - 2.8%
Chemtura Corp.*	1,016,903	26,683,535
Huntsman Corp.	2,421,523	20,897,744
Quaker Chemical Corp.	650,346	48,782,453

Commercial services & supplies - 3.1%
Waste Connections, Inc.	1,816,935	108,961,592

Construction materials - 1.2%
Martin Marietta Materials, Inc.	343,637	43,153,935

Distributors - 0.6%
Pool Corp.	230,061	19,440,155

Diversified consumer services - 2.2%
Bright Horizons Family Solutions, Inc.*	397,945	27,923,801
Houghton Mifflin Harcourt Co.*	902,919	16,108,075
LifeLock, Inc.*	1,874,182	22,452,700
Sotheby's	514,778	12,092,135

Electrical equipment - 2.4%
Acuity Brands, Inc.	319,829	64,742,984
Thermon Group Holdings, Inc.*	1,215,408	20,443,163

Electronic equipment, instruments & components - 4.3%
Cognex Corp.	991,148	31,964,523
Coherent, Inc.*	851,352	65,783,969
IPG Photonics Corp.*	631,923	51,078,336

Energy equipment & services - 0.2%
Geospace Technologies Corp.*	559,634	6,049,644

Food & staples retailing - 0.6%
Casey's General Stores, Inc.	175,793	21,225,247

Food products - 2.4%
Pinnacle Foods, Inc.	493,988	21,187,145
The Hain Celestial Group, Inc.*	707,285	25,731,028
The WhiteWave Foods Co.*	972,185	36,699,984

Health care equipment & supplies - 6.0%
Abiomed, Inc.*	379,429	32,376,677
Natus Medical, Inc.*	1,439,443	50,783,549
NuVasive, Inc.*	590,328	27,225,927
STERIS PLC	548,771	37,996,904
West Pharmaceutical Services, Inc.	632,499	36,191,593
ZELTIQ Aesthetics, Inc.*	984,983	22,871,305

Health care providers & services - 5.3%
Acadia Healthcare Co., Inc.*	514,606	31,406,404
Adeptus Health, Inc., Class A*	369,749	17,444,758
Air Methods Corp.*	919,316	35,798,165
Centene Corp.*	1,325,989	82,290,877
Team Health Holdings, Inc.*	448,495	18,329,991

Health care technology - 1.3%
HMS Holdings Corp.*	2,047,943	24,677,713
Medidata Solutions, Inc.*	442,825	18,921,912

Hotels restaurants & leisure - 4.6%
Buffalo Wild Wings, Inc.*	136,283	20,755,901
Chuy's Holdings, Inc.*	937,221	32,043,586
Cracker Barrel Old Country Store, Inc.	175,789	23,068,790
Dominos Pizza, Inc.	368,044	41,931,253
Intrawest Resorts Holdings, Inc.*	1,685,772	14,177,342
Jack in the Box, Inc.	367,265	28,514,455

Household durables - 1.9%
Universal Electronics, Inc.*	1,314,742	65,934,311

Insurance - 1.6%
Enstar Group Ltd.*	192,849	30,769,058
ProAssurance Corp.	526,745	26,400,459

Internet & catalog retail - 1.6%
Expedia, Inc.	149,249	15,080,119
HSN, Inc.	390,045	18,355,517
Nutrisystem, Inc.	1,165,554	23,089,625

Internet software & services - 2.0%
Cornerstone OnDemand, Inc.*	716,443	21,987,636
Demandware, Inc.*	357,700	15,177,211
WebMD Health Corp.*	420,191	21,475,962
Zillow Group, Inc., Class A*	188,196	4,078,207
Zillow Group, Inc., Class C*	376,392	7,716,036

IT services - 0.3%
Everi Holdings, Inc.*	3,803,379	10,687,495
Square, Inc., Class A*	100,000	877,000

Leisure products - 0.8%
Brunswick Corp.	654,064	26,064,450

Life sciences tools & services - 1.5%
PAREXEL International Corp.*	446,813	28,578,159
PRA Health Sciences, Inc.*	549,784	23,684,695

Machinery - 2.1%
Colfax Corp.*	410,926	9,097,902
Proto Labs, Inc.*	213,615	11,746,689
WABCO Holdings, Inc.*	402,720	36,103,848
Woodward, Inc.	392,322	18,121,353

Oil, gas & consumable fuels - 1.8%
Diamondback Energy, Inc.*	330,900	24,999,495
RSP Permian, Inc.*	1,612,345	37,970,725

Pharmaceuticals - 2.3%
Dermira, Inc.*	854,147	23,916,116
Prestige Brands Holdings, Inc.*	863,476	40,307,060
The Medicines Co.*	489,615	16,921,094

Professional services - 0.6%
The Advisory Board Co.*	456,040	20,872,951

Real estate investment trusts (REITs) - 3.0%
CubeSmart	1,046,046	32,730,779
Equity One, Inc.	792,018	21,954,739
Seritage Growth Properties, Class A	225,856	8,806,126
The GEO Group, Inc.	1,283,247	37,958,446
Two Harbors Investment Corp.	463,674	3,523,923

Road & rail - 0.9%
Landstar System, Inc.	570,617	32,759,122

Semiconductors & semiconductor equipment - 2.9%
Cavium, Inc.*	1,014,448	58,604,661
Teradyne, Inc.	811,000	15,757,730
Veeco Instruments, Inc.*	1,539,026	28,687,445

Software - 12.7%
ANSYS, Inc.*	359,070	31,666,383
Aspen Technology, Inc.*	565,366	18,340,473
Fortinet, Inc.*	2,056,875	57,880,462
Guidewire Software, Inc.*	535,436	29,470,397
Imperva, Inc.*	446,309	23,011,692
Manhattan Associates, Inc.*	611,746	35,267,157
Proofpoint, Inc.*	1,132,558	57,035,621
PTC, Inc.*	1,511,888	44,767,004
Qualys, Inc.*	1,153,440	29,977,906
RealPage, Inc.*	1,102,340	21,264,139
The Ultimate Software Group, Inc.*	391,923	68,833,436
Tyler Technologies, Inc.*	176,531	27,725,959

Specialty retail - 5.6%
Burlington Stores, Inc.*	839,439	45,103,058
Genesco, Inc.*	1,632,729	107,988,696
Vitamin Shoppe, Inc.*	1,426,443	43,406,661

Technology hardware, storage & peripherals - 0.5%
Electronics For Imaging, Inc.*	456,080	18,872,590

Textiles, apparel & luxury goods - 2.0%
Steven Madden Ltd.*	1,297,909	41,909,482
Tumi Holdings, Inc.*	1,660,150	28,703,993

Thrifts & mortgage finance - 0.6%
MGIC Investment Corp.*	3,082,598	20,406,799

Trading companies & distributors - 0.7%
Air Lease Corp.	658,930	16,974,037
H&E Equipment Services, Inc.	605,641	7,055,717

Total common stocks (cost $2,912,869,859)		3,422,364,553

CONTINGENT VALUE RIGHTS - 0.0%
Biotechnology - 0.0%
Dyax Corp.* (a)	303,243	242,594
Total contingent value rights (cost $0)		242,594

MONEY MARKET FUNDS - 1.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.18%#	62,901,833	62,901,833
Total money market funds (cost $62,901,833)		62,901,833

Total investment portfolio (cost $2,975,771,692) 99.6%‡		3,485,508,980
Other assets in excess of liabilities 0.4%		15,615,480
Total net assets 100.0%		$3,501,124,460

(a) Security is fair valued as determined in good faith in accordance with the Pricing and Valuation Procedures approved by the Board of Trustees. The security is also illiquid and may not be sold by the Fund. As of January 31, 2016, the total market value of fair valued and illiquid securities held by the Fund is $242,594, representing less than 0.01% of the Fund's net assets.
* Non-income producing security
# Annualized seven-day yield as of January 31, 2016.
‡ As of January 31, 2016, aggregate cost for federal income tax purposes was $2,994,945,775, Net unrealized appreciation (depreciation) on a tax-basis was $490,563,205, including aggregate gross unrealized appreciation and depreciation of $785,053,044 and $(294,489,839), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

Sector allocation
Sector	Percent of net assets
Health care	24.4%
Information technology	22.8%
Consumer discretionary	19.3%
Industrials	14.3%
Financials	8.0%
Materials	4.0%
Consumer staples	3.0%
Energy	2.0%
Money market funds	1.8%

Investment Portfolios
(UNAUDITED) | 01.31.2016
EAGLE SMALLER COMPANY FUND
COMMON STOCKS - 96.8%	Shares	Value
Aerospace & defense - 2.0%
Esterline Technologies Corp.*	4,164	$327,748
HEICO Corp.	13,900	774,230

Auto components - 1.3%
Gentherm, Inc.*	17,631	705,416

Banks - 8.5%
Eagle Bancorp, Inc.*	13,641	644,401
East West Bancorp, Inc.	13,677	443,408
PacWest Bancorp	15,518	569,666
Signature Bank*	6,415	893,866
South State Corp.	9,388	627,588
Talmer Bancorp, Inc., Class A	32,101	515,542
Texas Capital Bancshares, Inc.*	10,898	389,058
Western Alliance Bancorporation*	17,086	556,662

Building products - 1.0%
A.O. Smith Corp.	7,548	527,228

Capital markets - 2.9%
Evercore Partners, Inc., Class A	11,767	531,516
Financial Engines, Inc.	15,096	407,139
HFF, Inc., Class A	22,316	637,568

Chemicals - 2.9%
Albemarle Corp.	13,541	712,798
Balchem Corp.	15,769	885,272

Commercial services & supplies - 2.1%
Healthcare Services Group, Inc.	20,520	725,792
Ritchie Bros Auctioneers, Inc.	18,766	429,366

Communications equipment - 1.2%
Plantronics, Inc.	15,110	677,381

Construction & engineering - 0.9%
Primoris Services Corp.	23,182	472,681

Consumer finance - 0.8%
PRA Group, Inc.*	14,639	435,510

Containers & packaging - 2.8%
AptarGroup, Inc.	10,381	756,775
Berry Plastics Group, Inc.*	25,710	799,581

Diversified financial services - 1.3%
NASDAQ, Inc.	11,728	727,136

Electric utilities - 1.2%
ALLETE, Inc.	12,797	676,961

Electronic equipment, instruments & components - 2.0%
Cognex Corp.	13,144	423,894
FLIR Systems, Inc.	23,412	684,567

Energy equipment & services - 0.9%
Core Laboratories N.V.	3,371	331,707
Superior Energy Services, Inc.	16,372	168,795

Food & staples retailing - 1.6%
Casey's General Stores, Inc.	7,175	866,310

Food products - 2.6%
J & J Snack Foods Corp.	5,551	599,397
TreeHouse Foods, Inc.*	10,700	849,152

Health care equipment & supplies - 7.7%
Align Technology, Inc.*	5,102	337,446
Globus Medical, Inc., Class A*	21,713	541,740
ICU Medical, Inc.*	5,182	498,768
Integra LifeSciences Holdings Corp.*	10,955	673,185
NuVasive, Inc.*	10,537	485,966
STERIS PLC	9,736	674,121
Teleflex, Inc.	4,425	600,428
West Pharmaceutical Services, Inc.	7,176	410,611

Health care providers & services - 2.6%
Acadia Healthcare Co., Inc.*	4,554	277,931
AmSurg Corp.*	4,111	300,884
Centene Corp.*	5,208	323,208
MEDNAX, Inc.*	7,306	507,475

Health care technology - 0.9%
Omnicell, Inc.*	16,764	469,224

Hotels, restaurants & leisure - 3.6%
Bloomin' Brands, Inc.	35,776	631,804
Popeyes Louisiana Kitchen, Inc.*	11,214	691,119
Texas Roadhouse, Inc.	17,826	656,532

Household durables - 1.0%
Helen of Troy Ltd*	3,165	282,856
Jarden Corp.*	5,438	288,486

Household products - 0.8%
Spectrum Brands Holdings, Inc.	4,886	464,365

Insurance - 3.1%
AMERISAFE, Inc.	11,275	575,138
Reinsurance Group of America, Inc.	6,656	560,635
Selective Insurance Group, Inc.	17,224	539,283

Internet software & services - 1.9%
j2 Global, Inc.	7,491	543,172
SPS Commerce, Inc.*	7,334	478,764

IT services - 1.6%
Gartner, Inc.*	5,233	459,928
NeuStar, Inc., Class A*	16,776	412,354

Life sciences tools & services - 2.0%
Bio-Rad Laboratories, Inc., Class A*	5,165	659,106
Bio-Techne Corp.	5,412	447,518

Machinery - 5.3%
CLARCOR, Inc.	9,168	429,612
Graco, Inc.	7,569	550,115
IDEX Corp.	8,480	614,885
Proto Labs, Inc.*	7,312	402,087
The Middleby Corp.*	5,365	484,781
The Toro Co.	5,967	444,661

Media - 1.4%
Gray Television, Inc.*	24,045	316,192
MDC Partners, Inc., Class A	23,894	466,889

Metals & mining - 1.6%
Reliance Steel & Aluminum Co.	5,944	338,451
Steel Dynamics, Inc.	30,913	567,254

Oil, gas & consumable fuels - 1.4%
Carrizo Oil & Gas, Inc.*	10,976	297,779
Diamondback Energy, Inc.*	4,270	322,598
Whiting Petroleum Corp.*	18,026	132,491

Pharmaceuticals - 1.0%
Catalent, Inc.*	10,833	254,901
Prestige Brands Holdings, Inc.*	5,890	274,945

Professional services - 1.0%
WageWorks, Inc.*	12,511	559,742

Real estate investment trusts (REITs) - 5.0%
American Assets Trust, Inc.	17,410	650,960
Corporate Office Properties Trust	30,624	682,915
Hudson Pacific Properties, Inc.	22,945	583,032
Pebblebrook Hotel Trust	20,700	505,494
Terreno Realty Corp.	15,553	349,632

Road & rail - 1.8%
Genesee & Wyoming, Inc., Class A*	11,487	569,526
Landstar System, Inc.	7,179	412,146

Semiconductors & semiconductor equipment - 2.8%
Cavium, Inc.*	7,087	409,416
Monolithic Power Systems, Inc.	6,082	380,551
Power Integrations, Inc.	15,520	731,458

Software - 8.8%
Ellie Mae, Inc.*	17,024	1,188,786
Monotype Imaging Holdings, Inc.	19,016	474,259
NICE- Systems Ltd., Sponsored ADR	18,392	1,113,268
Paycom Software, Inc.*	10,026	302,284
Qlik Technologies, Inc.*	34,766	870,540
Qualys, Inc.*	21,674	563,307
The Ultimate Software Group, Inc.*	1,744	306,299

Specialty retail - 2.9%
Burlington Stores, Inc.*	13,549	727,988
Mattress Firm Holding Corp.*	7,336	267,764
Monro Muffler Brake, Inc.	9,196	604,637

Textiles, apparel & luxury goods - 1.7%
Steven Madden Ltd.*	14,858	479,765
Tumi Holdings, Inc.*	25,512	441,102

Trading companies & distributors - 0.9%
MSC Industrial Direct Co., Inc., Class A	7,846	508,499
Total common stocks (cost $48,435,678)		53,147,169

MONEY MARKET FUNDS - 1.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.18%#	1,003,186	1,003,186
Total money market funds (cost $1,003,186)		1,003,186

Total investment portfolio (cost $49,438,864) 98.6%‡		54,150,355
Other assets in excess of liabilities 1.4%		767,241
Total net assets 100.0%		$54,917,596

* Non-income producing security
# Annualized seven-day yield as of January 31, 2016
‡ As of January 31, 2016, aggregate cost for federal income tax purposes was $49,905,451, Net unrealized appreciation (depreciation) on a tax-basis was $4,244,904, including aggregate gross unrealized appreciation and depreciation of $8,412,826 and $(4,167,922), respectively. The difference between book-basis and tax-basis unrealized appreciation (depreciation) was primarily attributable to deferral of losses from wash sales.

ADR -American depository receipt

Sector allocation
Sector		Percent of net assets
Financials		21.5%
Information technology		18.2%
Industrials		15.0%
Health care		14.1%
Consumer discretionary		12.0%
Materials		7.4%
Consumer staples		5.1%
Energy		2.3%
Money market funds		1.8%
Utilities		1.2%

Investment Portfolios
(UNAUDITED) | 01.31.2016
EAGLE TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS - 97.7%	Shares	Value
Domestic- 87.2%
Fixed income - 58.6%
iShares Core U.S. Aggregate Bond ETF	1,374	$150,192
iShares Core U.S. Treasury Bond ETF	4,403	112,717
iShares MBS ETF	1,722	188,060
Equity - 28.6%
SPDR S&P500 ETF	323	62,620
SPDR S&P MidCap 400 ETF	656	157,420
Total domestic exchange traded funds (cost $677,523)		671,009

Foreign - 10.5%
Equity - 10.5%
iShares Currency Hedged MSCI Eurozone ETF	1,609	39,565
iShares Currency Hedged MSCI Japan ETF	1,508	41,274
Total foreign exchange traded funds (cost $75,702)		80,839

Total exchange traded funds (cost $753,225)		751,848

MONEY MARKET FUNDS - 1.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Shares, 0.18%#	13,912	13,912
Total money market funds (cost $13,912)		13,912

Total investment portfolio (cost $767,137) 99.5%‡		765,760
Other assets in excess of liabilities 0.5%		3,591
Total net assets 100.0%		$769,351

# Annualized seven-day yield as of January 31, 2016.
‡ As of January 31, 2016, aggregate cost for federal income tax purposes was $767,137, Net unrealized appreciation (depreciation) on a tax-basis was $(1,377), including aggregate gross unrealized appreciation and depreciation of $9,815 and $(11,192), respectively.

ETF - Exchange Traded Fund

Asset allocation
Asset class		Percent of net assets
Fixed income		58.6%
Equity		39.1%
Money market funds		1.8%

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2016

NOTE 1 | Organization and investment objective | The Eagle Series Trust (the “Eagle Series Trust”) is organized as a separate Massachusetts business trust. The Eagle Series Trust offers shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”). Each Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.
The Eagle Family of Funds consists of the Eagle Capital Appreciation Fund, the Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts”). Members of the Board of Trustees (“Board”) for the Trusts may serve as Trustees for one or more of the Trusts.
The Eagle Series Trust currently offers shares in seven series:

•	The Eagle International Stock Fund (“International Stock Fund”) seeks capital appreciation,

•	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

•	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation

•	The Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth, and

•	The Eagle Tactical Allocation Fund (“Tactical Allocation Fund”) seeks long-term capital appreciation.
The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.
Class offerings | Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3, Class R-5 and Class R-6 shares to qualified buyers.

•
For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•
Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase. Effective July 1, 2015, Eagle agreed to waive the CDSC for Class C shares of the International Stock Fund. This waiver will expire on August 31, 2016.

•	Class I, Class R-3, Class R-5, and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.
NOTE 2 | Significant accounting policies | The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. GAAP.
Use of estimates | The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.
Valuation of securities | The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The Funds determine the NAV of their shares on each day the New York Stock Exchange (“NYSE”) is open for business, as of the close of the regular trading session (typically 4:00 p.m. Eastern Time) (“NYSE Close”), or earlier NYSE closing time that day. If the NYSE has an early unscheduled close, each Fund’s share price may still be determined as of the scheduled NYSE closing time on that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAVs.
Generally, the Funds value securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price of securities traded in foreign markets to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2016

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific events occurred after the security halted trading; or

•	Because of the passage of time between the close of the market on which the security trades and the close of the NYSE.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.
For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value requires consideration of appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.
Pursuant to the Procedures, the Board has delegated the day-to-day responsibility for applying and administering the Procedures to Eagle. A valuation committee (“Valuation Committee”) comprised of certain officers of the Trusts and other employees of the Manager, the composition of which may change from time to time, follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.
There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

•
Domestic exchange-traded equity securities | Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign exchange-traded equity securities | If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the NYSE Close, closing market quotations may become unreliable. Consequently, fair valuation of securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and the Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that a Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2016

•
Fixed income securities | Government bonds, corporate bonds, asset-backed bonds, municipal bonds, convertible securities, including high yield or junk bonds, and debt securities with a maturity of sixty (60) days or less as of the valuation date normally are valued on the basis of evaluated prices provided by independent pricing services. Prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Futures and Options | Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.  During the period ended January 31, 2016, none of the Funds held futures or options.

•
Investment companies and exchange-traded funds (ETFs) | Investments in other investment companies are valued at their reported NAV. Investments in ETFs are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements | Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2016.

	Quoted prices in active markets for identical assets (Level 1	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
International Stock Fund
Common stocks (a)	$196,544	$18,985,289	$--
Exchange traded funds	393,908	—	--
Money market funds	1,142,200	—	--
Total investment portfolio	$ 1,732,652	$18,985,289	$--
Investment Grade Bond Fund
Corporate bonds (a)	$—	$20,333,417	$--
Mortgage and asset-backed securities	—	12,117,647	--
Foreign government bonds	—	150,243	--
U.S. Treasuries	—	7,352,406	--
U.S. Government agency securities	—	2,028,035	--
Supranational banks	—	1,523,748	--
Money market funds	2,974,357	—	--
Total investment portfolio	$2,974,357	$43,505,496	$--
Mid Cap Growth Fund
Common stocks (a)	$1,135,349,812	$—	$--
Money market funds	34,927,626	—	--
Total investment portfolio	$1,170,277,438	$—	$--
Mid Cap Stock Fund
Common stocks (a)	$257,038,732	$—	$--
Money market funds	9,472,663	—	--
Total investment portfolio	$266,511,395	$—	$--

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2016

	Quoted prices in active markets for identical assets (Level 1	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Small Cap Growth Fund
Common stocks (a)	$3,422,364,553	$—	$--
Contingent value rights	—	---	242,594
Money market funds	62,901,833	—	--
Total investment portfolio	$3,485,266,386	$---	$242,594
Smaller Company Fund
Common stocks (a)	$53,147,169	$—	$--
Money market funds	1,003,186	—	--
Total investment portfolio	$54,150,355	$—	$--
Tactical Allocation Fund
Domestic exchange traded funds	$671,009	$—	$--
Foreign exchange traded funds	80,839	$—	$--
Money market funds	13,912	—	--
Total investment portfolio	$765,760	$—	$--

 a) Please see the investment portfolio for detail by industry.
The Funds recognize transfers between levels at the end of the reporting period. During the period ended January 31, 2016, there were no transfers in or out of Levels 1, 2, or 3.
The following is a reconciliation of Level 3 securities held by the Small Cap Growth Fund as of January 31, 2016 for which significant unobservable inputs were used to determine fair value:

Small Cap Growth Fund
Balance as of October 31, 2015	$--
Purchases (acquired as a result of corporate action)	242,594
Change in unrealized appreciation (depreciation)	--
Balance as of January 31, 2016	$242,594
The Funds’ policy for disclosing the valuation techniques and significant unobservable inputs for Level 3 assets and liabilities is to provide such disclosures when aggregate exposure to Level 3 investments exceeds 1% of net asset value. At January 31, 2016 the Level 3 investments within the Fund did not exceed such threshold and therefore have not been disclosed.
The contingent value rights (“CVR”) were acquired as a result of Dyax Corp. (which was a portfolio holding of the Fund) being acquired by Shire PLC. In exchange for the Fund’s shares in Dyax Corp., the Fund received cash considerations from Shire PLC as well as the CVR.
Foreign currency transactions | The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.
Forward currency exchange contracts | Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward currency contracts, which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward currency exchange contracts are valued in U.S. dollars based upon forward exchange rates provided by an independent pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the related Statement of Assets and Liabilities, as reflected in the Eagle Mutual Funds Annual Report (“Annual Report”) for the fiscal year ended October 31, 2015. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the related Statement of Operations, as reflected in the Annual Report for the fiscal year ended October 31, 2015. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts. During the period ended January 31, 2016, none of the Funds held forward currency exchange contracts.
Real estate investment trusts (“REIT(s)”) | There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Notes to Investment Portfolios
(UNAUDITED) | 01.31.2016
Repurchase agreements | Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended January 31, 2016, none of the Funds held any repurchase agreements.
Revenue recognition | Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Foreign taxes | The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses | Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets.

Class allocations | Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.
Distributions | Each Fund, except the Investment Grade Bond Fund, distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund are made monthly. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable Fund, will be distributed to shareholders annually in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.
Other | In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications.
The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.
NOTE 3 | Federal income taxes and distributions | Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences.
NOTE 4 | Subsequent events | The Manager has evaluated subsequent events through March 18, 2016, the date the Investment Portfolios were issued, and determined that no material events or transactions would require recognition or disclosure in the Funds’ Investment Portfolios.

Item 2. Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of Eagle Series Trust that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, its internal controls over financial reporting.

Item 3. Exhibits
(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of Eagle Series Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EAGLE SERIES TRUST
Date: March 21, 2016
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
EAGLE SERIES TRUST
Date: March 21, 2016
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer
Date: March 21, 2016
/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer